Deposits - Summary of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Noninterest-bearing deposits	$ 124,777	$ 109,964
NOW account deposits	234,163	223,736
Money Market deposits	39,688	39,255
Passbook account deposits	178,412	173,343
Time deposits	645,727	631,759
Total	$ 1,222,767	$ 1,178,057
Percentage of noninterest-bearing deposits	10.20%	9.30%
Percentage of NOW account deposits	19.20%	19.00%
Percentage of Money Market deposits	3.20%	3.30%
Percentage of Passbook account deposits	14.60%	14.70%
Percentage of Time deposits	52.80%	53.70%
Percentage of deposits, total	100.00%	100.00%